Business Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
BUSINESS SEGMENTS

NOTE 14 – BUSINESS SEGMENTS

The revenues and cost of goods sold from operation consist of the following:

	Revenues		Cost of Sales
	For the Nine Months Ended		For the Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020
Fertilizer sales	$6,856,190	$6,735,189	$4,234,896	$3,829,659
Logistic	616,859	251,797	327,845	90,785
Agricultural products (food) sales	120	214,867	90	156,105
Total	$7,473,169	$7,201,853	$4,562,831	$4,076,549

NOTE 14 – BUSINESS SEGMENTS

The revenues and cost of goods sold from operation consist of the following:

	Revenues		Cost of Sales
	For the Years Ended		For the Years Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Fertilizer	$10,548,324	$12,178,231	$5,994,087	$6,742,300
Logistic	378,853	-	133,905	-
Agricultural products (food) sales	81,355	704,019	120,765	803,880
Total	$11,008,532	$12,882,250	$6,248,757	$7,546,180